Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000250837 | Octagon Investment Partners 51 Ltd.FR_675943AA2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250837 | Madison Park Funding XLIX Ltd.FR_55820VAL7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250837 | Rockford Tower CLO Ltd.FR_77341AAA1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250837 | Cedar Funding XII CLO Ltd.FR_15033TBA2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | Oak Hill Credit Partners X-R Ltd.FR_67707CBC1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | Bain Capital Credit CLO Ltd.FR_05684LAN5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | RR 26 Ltd.FR_74989MAN1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | Allegro CLO XV Ltd.FR_01749WAL7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | Golub Capital Partners CLO 53B Ltd.FR_38177YAL6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | Octagon Investment Partners XXI Ltd.FR_67590QCA3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250837 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000250837 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250837 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000255118 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255118 | Bank of America Corp.FR_06051GJT7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255118 | JPMorgan Chase & Co.FR_46647PCR5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255118 | Wells Fargo & Co.FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255118 | Goldman Sachs Group, Inc.FR_38141GXR0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255118 | T-Mobile USA, Inc.FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255118 | UnitedHealth Group, Inc.FR_91324PFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255118 | Florida Power & Light Co.FR_341081GU5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255118 | Verizon Communications, Inc.FR_92343VEA8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255118 | Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLCFR_85208NAE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000255118 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255118 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000255118 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000255118 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000255118 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000255118 | AssetCommercial Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000255118 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255118 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000255118 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250838 | U.S. Treasury NotesFR_91282CMY4
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250838 | U.S. Treasury NotesFR_91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F040651
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F042657
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F050650
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250838 | Government National Mortgage Association, TBAFR_21H052652
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250838 | Federal Home Loan Mortgage Corp. REMICSFR_3137HJD46
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250838 | Federal National Mortgage AssociationFR_3140W0WU5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250838 | Government National Mortgage Association, TBAFR_21H040657
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250838 | Uniform Mortgage-Backed Security, TBAFR_01F032658
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250838 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000250838 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250838 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.80%)
C000250838 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000250838 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000250838 | AssetResidential Mortgage-Backed Securities - Agency
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000250838 | AssetCommercial Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000250838 | AssetResidential Mortgage-Backed Securities - Non-Agency
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000250838 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000250838 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000250839 | CSC Holdings LLCFR_126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250839 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCP6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250839 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250839 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | Tenet Healthcare Corp.FR_88033GDU1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250839 | Windstream Services LLC/Windstream Escrow Finance Corp.FR_97381AAA0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | Archrock Partners LP/Archrock Partners Finance Corp.FR_03959KAD2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | Ferrellgas LP/Ferrellgas Finance Corp.FR_315289AC2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | 1011778 BC ULC/New Red Finance, Inc.FR_68245XAM1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250839 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250839 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000250839 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000250839 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250839 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000250839 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250841 | Magnite, Inc.FR_55955NAG3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | AES Andes SAFR_00111VAD9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Tidal Waste & Recycling Holdings LLCFR_88636PAK7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | TCP Sunbelt Acquisition Co.FR_87233DAB3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Kestrel Acquisition LLCFR_44579UAB8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Energean Israel Finance Ltd.FR_ACI1WD801
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Avolon TLB Borrower 1 U.S. LLCFR_05400KAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Open Text Corp.FR_68371YAP8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | Virgin Media Bristol LLCFR_G9368PBC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250841 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000250841 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000250841 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000250841 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000250841 | AssetConvertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000250841 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000250841 | AssetForeign Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000250842 | Delivery Hero SEFR_D2007ZAE7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Charter Communications Operating LLCFR_16117LCE7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | EagleView Technology Corp.FR_27004GAJ2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Heartland Dental LLCFR_42236WAW7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250842 | Peer Holding III BVFR_N6872NAM8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | United Natural Foods, Inc.FR_91116KAD7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | AmWINS Group, Inc.FR_03234TBA5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | Flutter Financing BVFR_N3313EAG5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | TransDigm, Inc.FR_89364MCC6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | DTI Holdco, Inc.FR_23358EAK5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000250842 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250842 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000250842 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(8.40%)
C000250842 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250842 | AssetU.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250842 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000250842 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250842 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250842 | AssetPreferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.10%